LVIP Global Income Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.40%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 5.40% (LIBOR01M + 5.25%) 10/25/23	352,776	$ 343,593
Series 2014-C02 1M2 2.75% (LIBOR01M + 2.60%) 5/25/24	590,585	515,623
Series 2014-C03 1M2 3.15% (LIBOR01M + 3.00%) 7/25/24	548,317	479,306
Series 2014-C03 2M2 3.05% (LIBOR01M + 2.90%) 7/25/24	202,418	201,482
Series 2014-C04 1M2 5.05% (LIBOR01M + 4.90%) 11/25/24	236,387	244,843
Series 2014-C04 2M2 5.15% (LIBOR01M + 5.00%) 11/25/24	186,508	191,061
Series 2015-C01 1M2 4.45% (LIBOR01M + 4.30%) 2/25/25	210,283	213,853
Series 2015-C01 2M2 4.70% (LIBOR01M + 4.55%) 2/25/25	142,566	145,612
Series 2015-C02 1M2 4.15% (LIBOR01M + 4.00%) 5/25/25	350,289	354,323
Series 2015-C02 2M2 4.15% (LIBOR01M + 4.00%) 5/25/25	136,182	137,951
Series 2015-C03 1M2 5.15% (LIBOR01M + 5.00%) 7/25/25	117,114	119,684
Series 2015-C03 2M2 5.15% (LIBOR01M + 5.00%) 7/25/25	189,614	194,087
Series 2016-C01 2M2 7.10% (LIBOR01M + 6.95%) 8/25/28	190,226	202,194
Series 2016-C04 1M2 4.40% (LIBOR01M + 4.25%) 1/25/29	139,501	144,557
Series 2017-C01 1M2 3.70% (LIBOR01M + 3.55%) 7/25/29	328,954	338,092
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 2.35% (LIBOR01M + 2.20%) 2/25/24	29,517	29,387
Series 2014-DN2 M3 3.75% (LIBOR01M + 3.60%) 4/25/24	226,545	208,731
Series 2014-DN3 M3 4.15% (LIBOR01M + 4.00%) 8/25/24	116,362	118,526
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-HQ1 M3 4.25% (LIBOR01M + 4.10%) 8/25/24	242,928	$ 247,655
Series 2014-HQ2 M3 3.90% (LIBOR01M + 3.75%) 9/25/24	700,000	715,010
Series 2015-DN1 M3 4.30% (LIBOR01M + 4.15%) 1/25/25	290,694	296,254
Series 2015-DNA1 M3 3.45% (LIBOR01M + 3.30%) 10/25/27	244,347	248,181
Series 2015-DNA2 M3 4.05% (LIBOR01M + 3.90%) 12/25/27	447,808	454,894
Series 2015-HQ1 M3 3.95% (LIBOR01M + 3.80%) 3/25/25	185,200	186,052
Series 2015-HQ2 M3 3.40% (LIBOR01M + 3.25%) 5/25/25	250,000	252,971
Series 2015-HQA1 M3 4.85% (LIBOR01M + 4.70%) 3/25/28	184,867	190,623
Series 2016-DNA1 M3 5.73% (LIBOR01M + 5.55%) 7/25/28	401,775	424,162
Series 2016-DNA2 M3 4.80% (LIBOR01M + 4.65%) 10/25/28	359,073	372,573
Series 2016-HQA2 M3 5.30% (LIBOR01M + 5.15%) 11/25/28	216,899	227,171
Series 2017-DNA1 M2 3.40% (LIBOR01M + 3.25%) 7/25/29	485,382	497,212
Series 2017-DNA2 M2 3.60% (LIBOR01M + 3.45%) 10/25/29	650,000	669,138
Series 2017-DNA3 M2 2.65% (LIBOR01M + 2.50%) 3/25/30	500,000	504,152
Series 2017-HQA1 M2 3.70% (LIBOR01M + 3.55%) 8/25/29	614,335	631,713
Series 2017-HQA3 M2 2.50% (LIBOR01M + 2.35%) 4/25/30	257,433	258,296
Total Agency Collateralized Mortgage Obligations (Cost $10,933,983)		10,358,962
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–0.72%
•Fannie Mae ARM
2.31% (LIBOR12M + 1.56%) 10/1/35	81,372	$ 81,873
2.39% (LIBOR12M + 1.41%) 11/1/37	18,688	19,383
2.47% (LIBOR12M + 1.32%) 10/1/37	10,448	10,799
2.48% (LIBOR12M + 1.85%) 8/1/36	7,635	7,694
2.58% (H15T1Y + 2.21%) 9/1/33	32,958	32,885
2.68% (H15T1Y + 2.26%) 6/1/35	222,968	222,985
2.72% (LIBOR12M + 1.84%) 5/1/38	13,250	13,313
2.81% (LIBOR12M + 1.83%) 6/1/36	13,890	14,609
2.83% (LIBOR06M + 1.56%) 11/1/34	15,621	15,739
3.31% (H15T1Y + 2.00%) 9/1/34	42,610	42,732
3.38% (LIBOR12M + 1.49%) 4/1/38	19,351	19,509
3.55% (LIBOR12M + 1.80%) 5/1/36	3,171	3,214
3.61% (H15T1Y + 2.13%) 7/1/34	17,004	17,278
3.63% (LIBOR12M + 1.38%) 9/1/33	75,590	75,767
3.67% (LIBOR12M + 1.66%) 2/1/35	11,587	12,106
3.71% (H15T1Y + 2.21%) 4/1/34	123,578	125,655
3.75% (LIBOR12M + 1.75%) 3/1/35	13,276	13,366
3.88% (LIBOR12M + 1.86%) 1/1/37	3,365	3,547
3.99% (LIBOR12M + 1.90%) 1/1/37	39,076	39,800
4.10% (H15T1Y + 2.12%) 10/1/32	22,135	22,165
•Fannie Mae Connecticut Avenue Securities
2.35% (LIBOR01M + 2.20%) 1/25/30	368,215	363,137
3.15% (LIBOR01M + 3.00%) 10/25/29	367,405	370,983
4.40% (LIBOR01M + 4.25%) 4/25/29	105,240	108,453
4.50% (LIBOR01M + 4.35%) 5/25/29	241,961	249,875
4.60% (LIBOR01M + 4.45%) 1/25/29	154,801	159,685
Fannie Mae S.F. 15 yr TBA
2.00% 10/19/35	559,000	580,836
2.50% 10/1/35	1,980,000	2,067,244
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM
2.71% (LIBOR06M + 1.58%) 1/1/36	5,343	$ 5,543
2.83% (H15T1Y + 2.45%) 7/1/36	59,430	59,599
3.15% (H15T1Y + 2.26%) 1/1/35	81,723	86,252
3.23% (LIBOR12M + 1.87%) 5/1/38	275,438	278,679
3.52% (H15T1Y + 2.37%) 8/1/31	11,353	11,451
3.58% (LIBOR12M + 1.83%) 4/1/38	29,832	30,155
3.61% (H15T1Y + 2.44%) 4/1/30	33,689	33,902
3.78% (LIBOR12M + 1.87%) 5/1/38	9,483	9,554
3.83% (H15T1Y + 2.25%) 3/1/34	5,851	6,091
3.96% (H15T1Y + 2.28%) 1/1/35	80,622	80,944
4.05% (H15T1Y + 2.25%) 10/1/34	5,724	5,733
4.15% (LIBOR12M + 2.07%) 11/1/36	7,309	7,768
4.16% (H15T1Y + 2.41%) 11/1/33	7,201	7,476
Freddie Mac REMICs REMIC 3.50% 3/15/43	34,435	35,187
Total Agency Mortgage-Backed Securities (Cost $5,411,983)		5,352,966
ΔCORPORATE BONDS–6.66%
Brazil–0.04%
Braskem Netherlands Finance 4.50% 1/31/30	300,000	280,125
		280,125
Canada–0.10%
Canadian Natural Resources 2.95% 1/15/23	300,000	311,970
Manulife Financial 2.48% 5/19/27	400,000	427,836
		739,806
Chile–0.03%
Cencosud 4.38% 7/17/27	200,000	217,679
		217,679
China–0.29%
Alibaba Group Holding 3.60% 11/28/24	400,000	438,861
Baidu 4.38% 5/14/24	400,000	438,410

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
China (continued)
CNAC HK Finbridge 3.88% 6/19/29	200,000	$ 212,513
Industrial & Commercial Bank of China 2.96% 11/8/22	300,000	311,489
State Grid Overseas Investment 2.75% 5/4/22	300,000	308,106
Tencent Holdings
1.81% 1/26/26	200,000	203,906
2.99% 1/19/23	200,000	208,586
		2,121,871
France–0.94%
μBNP Paribas 2.22% 6/9/26	200,000	206,254
μCredit Agricole 1.91% 6/16/26	400,000	408,994
Dexia Credit Local 2.38% 9/20/22	300,000	311,343
Total Capital International 2.83% 1/10/30	5,445,000	6,016,567
		6,943,158
Germany–0.03%
Bayer US Finance 3.88% 12/15/23	200,000	218,483
		218,483
Japan–0.03%
Takeda Pharmaceutical 2.05% 3/31/30	200,000	202,555
		202,555
Malaysia–0.03%
TNB Global Ventures Capital 3.24% 10/19/26	200,000	214,863
		214,863
Netherlands–0.05%
EDP Finance 1.71% 1/24/28	200,000	198,748
InterGen 7.00% 6/30/23	200,000	191,500
		390,248
Norway–0.08%
Aker 4.75% 6/15/24	200,000	205,356
Equinor 1.75% 1/22/26	200,000	207,433
Yara International 3.15% 6/4/30	200,000	213,874
		626,663
Philippines–0.03%
BDO Unibank 2.95% 3/6/23	200,000	207,507
		207,507
Republic of Korea–0.04%
Harvest Operations 4.20% 6/1/23	100,000	108,511
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Republic of Korea (continued)
Korea East-West Power 3.88% 7/19/23	200,000	$ 217,170
		325,681
Russia–0.03%
Russian Railways Via RZD Capital 5.70% 4/5/22	200,000	212,008
		212,008
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	100,651	755
		755
Switzerland–0.09%
Credit Suisse 2.95% 4/9/25	400,000	436,616
Glencore Funding 3.00% 10/27/22	200,000	206,867
		643,483
United Arab Emirates–0.82%
MDGH - GMTN 2.88% 11/7/29	5,672,000	6,077,435
		6,077,435
United Kingdom–1.18%
Avon Products 7.00% 3/15/23	200,000	212,750
BAT Capital 2.76% 8/15/22	200,000	207,259
BP Capital Markets 3.51% 3/17/25	400,000	445,507
μHSBC Holdings
1.65% 4/18/26	300,000	299,154
2.01% 9/22/28	300,000	296,792
2.85% 6/4/31	400,000	413,873
4.58% 6/19/29	5,200,000	5,976,911
Imperial Brands Finance 4.25% 7/21/25	400,000	442,577
RELX Capital 3.00% 5/22/30	50,000	54,676
μStandard Chartered 3.89% 3/15/24	400,000	421,573
		8,771,072
United States–2.85%
AbbVie
2.30% 11/21/22	300,000	310,437
3.45% 3/15/22	600,000	621,590
Altria Group 2.35% 5/6/25	200,000	210,839
Amazon.com 2.40% 2/22/23	300,000	314,505
@Anagram International 10.00% 8/15/26	11,765	10,000
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	400,000	451,606
Anthem 2.38% 1/15/25	100,000	106,231
AT&T
2.30% 6/1/27	200,000	209,798
3.95% 1/15/25	400,000	448,022

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Athene Global Funding 2.80% 5/26/23	600,000	$ 625,652
AvalonBay Communities 2.45% 1/15/31	100,000	106,890
μBank of America 3.55% 3/5/24	500,000	532,574
Bausch Health 5.50% 3/1/23	100,000	99,625
Bemis 2.63% 6/19/30	100,000	106,723
Berkshire Hathaway Energy 4.05% 4/15/25	400,000	456,285
Bristol-Myers Squibb
2.25% 8/15/21	400,000	407,019
2.75% 2/15/23	200,000	210,260
Caterpillar Financial Services 1.45% 5/15/25	100,000	103,281
CCO Holdings Capital 4.00% 3/1/23	200,000	202,424
Centene 4.75% 1/15/25	200,000	205,560
Chevron 1.55% 5/11/25	200,000	207,203
Cigna
3.75% 7/15/23	67,000	72,601
4.13% 11/15/25	400,000	458,648
μCitigroup 2.57% 6/3/31	600,000	630,652
Clear Channel Worldwide Holdings 9.25% 2/15/24	200,000	193,880
CNH Industrial Capital 3.88% 10/15/21	400,000	410,877
Comcast 3.38% 2/15/25	400,000	442,712
Community Health Systems 8.13% 6/30/24	100,000	73,000
Crestwood Midstream Partners 6.25% 4/1/23	200,000	195,522
Crown Americas / Crown Americas Capital 4.50% 1/15/23	200,000	207,500
CVS Health 3.70% 3/9/23	87,000	93,191
DISH DBS
5.88% 7/15/22	100,000	104,000
5.88% 11/15/24	200,000	205,957
Dollar Tree 3.70% 5/15/23	500,000	537,658
Duke Energy 2.45% 6/1/30	100,000	105,056
EI du Pont de Nemours and Co 1.70% 7/15/25	200,000	207,395
EnLink Midstream Partners 4.40% 4/1/24	200,000	180,146
Enterprise Products Operating 3.75% 2/15/25	300,000	332,790
FedEx 4.00% 1/15/24	300,000	332,312
Fifth Third Bancorp
1.63% 5/5/23	100,000	102,674
2.55% 5/5/27	100,000	107,621
Fiserv 2.25% 6/1/27	190,000	200,565
Flex 3.75% 2/1/26	300,000	327,592
FLIR Systems 2.50% 8/1/30	50,000	51,130
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Goldman Sachs Group 2.63% 4/25/21	300,000	$ 303,272
Honeywell International 1.35% 6/1/25	200,000	206,100
Jackson National Life Global Funding 3.30% 2/1/22	100,000	103,775
JPMorgan Chase & Co. 3.38% 5/1/23	300,000	320,204
Kinder Morgan 4.30% 6/1/25	400,000	450,054
Kroger 2.60% 2/1/21	300,000	301,657
Mauser Packaging Solutions Holding 5.50% 4/15/24	100,000	100,354
Metropolitan Life Global Funding
3.38% 1/11/22	200,000	207,511
3.88% 4/11/22	300,000	315,175
MPLX 4.88% 6/1/25	400,000	453,399
Navistar International 9.50% 5/1/25	100,000	112,316
Netflix 5.75% 3/1/24	200,000	220,500
OI European Group 4.00% 3/15/23	100,000	101,500
Owens-Brockway Glass Container
5.38% 1/15/25	200,000	211,000
5.88% 8/15/23	100,000	105,000
•Party City Holdings 5.75% (LIBOR06M + 5.00%) 7/15/25	21,765	15,888
Perrigo Finance Unlimited 3.15% 6/15/30	320,000	331,619
PSEG Power 3.00% 6/15/21	500,000	508,114
Quest Diagnostics 2.80% 6/30/31	600,000	647,512
Regions Financial 2.25% 5/18/25	190,000	200,401
Reynolds Group Issuer 5.13% 7/15/23	200,000	202,500
Royalty Pharma 1.75% 9/2/27	100,000	99,913
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	113,203
‡Sanchez Energy 7.75% 6/15/21	150,000	750
Simon Property Group 3.38% 10/1/24	300,000	324,663
Southern 2.35% 7/1/21	400,000	405,260
Sprint Spectrum 3.36% 3/20/23	50,000	50,560
SVB Financial Group 3.13% 6/5/30	100,000	111,581
T-Mobile USA 3.50% 4/15/25	400,000	438,888
TPC Group 10.50% 8/1/24	200,000	168,000
United Parcel Service 3.90% 4/1/25	400,000	455,506
Univision Communications 5.13% 2/15/25	300,000	284,250

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
VICI Properties 3.50% 2/15/25	300,000	$ 297,002
Walt Disney 1.75% 1/13/26	200,000	207,780
μWells Fargo & Co.
2.19% 4/30/26	400,000	415,425
2.39% 6/2/28	600,000	625,728
Williams 3.50% 11/15/30	100,000	108,660
Willis North America 2.95% 9/15/29	100,000	108,069
		21,153,092
Total Corporate Bonds (Cost $46,945,726)		49,346,484
MUNICIPAL BONDS–0.43%
City & County Honolulu Wastewater System Revenue (Refunding Taxable Junior Second Bond) B 2.23% 7/1/24	125,000	131,258
Massachusetts State College Building Authority (Revenue Refunding Taxable Series C) Series C 2.26% 5/1/26	135,000	142,973
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	91,661
Senior Series A-T 2.63% 8/1/22	300,000	312,420
State of California (Taxable Construction Group A) GO 2.38% 10/1/26	940,000	1,020,680
State of New York (Refunding Taxable) GO Series B 2.12% 2/15/25	790,000	838,190
State of Oregon Department of Transportation (Highway User Tax Revenue Refunding Taxable Senior Lien Series B) Series B 2.18% 11/15/25	185,000	198,766
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	184,347
Texas State University System (Financing Revenue Refunding Taxable System Series B) Series B 2.35% 3/15/26	250,000	266,262
Total Municipal Bonds (Cost $2,999,008)		3,186,557
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–3.15%
•American Express Credit Account Master Trust Series 2018-9 A 0.53% (LIBOR01M + 0.38%) 4/15/26	750,000	$ 752,793
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	315,363	337,008
•Ares European CLO 0.92% (EURIBOR03M + 0.92%) 4/17/32	250,000	292,457
•Atrium Series 14A B 1.97% (LIBOR03M + 1.70%) 8/23/30	300,000	295,621
•BCC Middle Market CLO Series 2018-1A A2 2.42% (LIBOR03M + 2.15%) 10/20/30	250,000	234,349
•Blackrock European CLO Series 9A A 0.90% (EURIBOR03M + 0.90%) 12/15/32	250,000	292,209
•BlueMountain CLO
Series 2018-1A B 1.97% (LIBOR03M + 1.70%) 7/30/30	272,725	265,812
Series 2018-23A B 1.97% (LIBOR03M + 1.70%) 10/20/31	500,000	494,568
Series 2018-3A B 2.01% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,198,513
•BlueMountain Fuji EUR CLO
Series 5A A 0.91% (EURIBOR03M + 0.91%) 1/15/33	500,000	585,592
Series 5A B 1.55% (EURIBOR03M + 1.55%) 1/15/33	250,000	288,050
Capital One Multi-Asset Execution Trust Series 2017-A6 A6 2.29% 7/15/25	600,000	623,129
•Carlyle CLO Series 2017-5A A2 1.67% 1/20/30	450,000	434,591
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 2.48% (LIBOR03M + 2.20%) 10/15/31	250,000	237,659
•Catamaran CLO Series 2014-2A BR 3.22% (LIBOR03M + 2.95%) 10/18/26	606,600	603,305
CF Hippolyta Series 2020-1 A1 1.69% 7/15/60	130,000	131,446

LVIP Global Income Fund–5

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Colombia Cent CLO Series 2018-27A A2A 1.84% (LIBOR03M + 1.60%) 10/25/28	384,615	$ 377,922
•Discover Card Execution Note Trust Series 2017-A1 A1 0.64% (LIBOR01M + 0.49%) 7/15/24	750,000	753,049
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 1.68% (LIBOR03M + 1.40%) 10/15/30	1,000,000	990,174
Series 2016-45A BR 1.98% (LIBOR03M + 1.70%) 10/15/30	1,000,000	990,820
•Dunedin Park Series 1A A2A 1.75% (EURIBOR03M + 1.75%) 10/22/32	250,000	293,498
•Eaton Vance CLO Series 2014-1RA C 2.38% (LIBOR03M + 2.10%) 7/15/30	250,000	246,151
•Holland Park CLO Series 1A A1RR 0.92% (EURIBOR03M + 0.92%) 11/14/32	700,000	819,488
•Invitation Homes Trust
Series 2018-SFR3 A 1.15% (LIBOR01M + 1.00%) 7/17/37	496,157	496,234
Series 2018-SFR4 A 1.25% (LIBOR01M + 1.10%) 1/17/38	170,929	170,936
•LCM XXII Series 22A A2R 1.72% (LIBOR03M + 1.45%) 10/20/28	500,000	487,535
•Long Point Park CLO Series 2017-1A B 1.97% (LIBOR03M + 1.70%) 1/17/30	300,000	290,992
•Madison Park Euro Funding Series 14A A1N 1.12% (EURIBOR03M + 1.12%) 7/15/32	250,000	292,213
•Madison Park Funding
Series 2014-14A BRR 1.96% (LIBOR03M + 1.70%) 10/22/30	250,000	246,020
Series 2016-22A CR 2.28% (LIBOR03M + 2.00%) 1/15/33	250,000	237,901
Series 2018-29A B 2.02% (LIBOR03M + 1.75%) 10/18/30	1,000,000	986,174
•Mill City Mortgage Loan Trust
Series 2016-1 A1 2.50% 4/25/57	136,443	138,303
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Mill City Mortgage Loan Trust (continued)
Series 2017-3 A1 2.75% 1/25/61	288,859	$ 297,531
Series 2018-1 A1 3.25% 5/25/62	339,009	352,696
Series 2018-2 A1 3.50% 5/25/58	130,162	135,740
Series 2018-4 A1B 3.50% 4/25/66	343,041	364,402
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 1.98% (LIBOR03M + 1.70%) 1/15/30	300,000	291,910
•Octagon Investment Partners
Series 2013-1A BR2 1.64% (LIBOR03M + 1.40%) 1/25/31	790,000	767,941
Series 2018-1A A1B 1.37% (LIBOR03M + 1.10%) 1/20/31	250,000	243,622
•Octagon Investment Partners 31 Series 2017-1A C 2.67% (LIBOR03M + 2.40%) 7/20/30	65,415	63,930
Progress Residential Trust
Series 2017-SFR1 A 2.77% 8/17/34	198,818	202,408
Series 2018-SFR2 A 3.71% 8/17/35	140,000	143,440
•RAAC Trust Series 2004-SP1 AII 0.85% (LIBOR01M + 0.70%) 3/25/34	81,211	78,426
•Sound Point CLO Series 2A B1 1.85% (EURIBOR03M + 1.85%) 10/26/32	250,000	293,465
Towd Point Mortgage Trust
Series 2015-1 AE 3.00% 10/25/53	65,622	66,729
•Series 2015-2 2A1 3.75% 11/25/57	8,709	8,768
•Series 2015-3 A1A 3.50% 3/25/54	45,279	45,679
•Series 2015-3 A1B 3.00% 3/25/54	24,334	24,496
•Series 2016-1 A1 3.50% 2/25/55	322,261	328,014
•Series 2016-3 A1 2.25% 4/25/56	308,651	312,363
•Series 2016-4 A1 2.25% 7/25/56	471,457	479,026
•Series 2016-5 A1 2.50% 10/25/56	216,376	221,185
•Series 2017-1 A1 2.75% 10/25/56	446,353	457,800

LVIP Global Income Fund–6

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
•Series 2017-2 A1 2.75% 4/25/57	466,003	$ 479,039
•Series 2017-4 A1 2.75% 6/25/57	507,887	526,495
•Series 2017-5 A1 0.75% (LIBOR01M + 0.60%) 2/25/57	106,250	106,054
•Series 2018-1 A1 3.00% 1/25/58	122,250	127,508
•Series 2018-3 A1 3.75% 5/25/58	435,306	470,737
•Series 2018-4 A1 3.00% 6/25/58	322,514	344,795
•Series 2018-5 A1A 3.25% 7/25/58	131,315	138,468
•Series 2018-6 A1A 3.75% 3/25/58	212,711	225,188
•Series 2019-1 A1 3.75% 3/25/58	87,559	94,838
•Webster Park CLO Series 2015-1A A2R 1.87% (LIBOR03M + 1.60%) 7/20/30	250,000	246,722
•West CLO Series 2014-1A BR 2.12% (LIBOR03M + 1.85%) 7/18/26	560,000	542,014
Total Non-Agency Asset-Backed Securities (Cost $23,065,837)		23,365,941
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.44%
BRAVO Residential Funding Trust
Series 2019-1 A1C 3.50% 3/25/58	176,285	181,153
•Series 2019-2 A3 3.50% 10/25/44	312,445	330,521
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 2.61% 7/25/34	42,407	41,935
•CIM Trust
Series 2018-INV1 A4 4.00% 8/25/48	200,748	205,743
Series 2019-INV2 A3 4.00% 5/25/49	291,824	299,513
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	58,740	60,050
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.35% 4/19/34	110,478	108,445
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.23% 3/25/35	178,245	174,919
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust Series 2004-A1 5A1 3.97% 2/25/34	118,709	$ 120,076
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.89% (LIBOR01M + 0.74%) 3/25/28	17,859	17,124
•Morgan Stanley Mortgage Loan Trust
Series 2004-10AR 2A2 2.97% 11/25/34	74,746	72,356
Series 2004-8AR 4A2 2.88% 10/25/34	157,728	156,443
•New York Mortgage Trust Series 2005-3 M1 0.82% (LIBOR01M + 0.68%) 2/25/36	10,018	9,574
•Provident Funding Mortgage Trust
Series 2019-1 A3 3.00% 12/25/49	158,116	160,410
Series 2020-1 A3 3.00% 2/25/50	167,464	169,971
•Sequoia Mortgage Trust
Series 2004-10 A2 0.80% (LIBOR01M + 0.64%) 11/20/34	187,309	177,142
Series 2016-2 A4 3.50% 8/25/46	236,282	239,265
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 2.74% 9/25/34	89,505	88,956
•Structured Asset Mortgage Investments II Trust
Series 2003-AR4 A1 0.86% (LIBOR01M + 0.70%) 1/19/34	148,318	141,859
Series 2004-AR6 A1A 0.86% (LIBOR01M + 0.70%) 2/19/35	171,152	159,632
•♦WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 0.42% (LIBOR01M + 0.27%) 12/25/45	162,460	157,499
Series 2005-AR8 2AB2 0.99% (LIBOR01M + 0.84%) 7/25/45	73,286	68,595
•Wells Fargo Mortgage-Backed Securities Trust Series 2018-1 A3 3.50% 7/25/47	115,611	117,006
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,236,188)		3,258,187

LVIP Global Income Fund–7

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.33%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	$ 295,227
•BX Commercial Mortgage Trust
Series 2018-IND A 0.90% (LIBOR01M + 0.75%) 11/15/35	118,334	118,196
Series 2019-XL A 1.07% (LIBOR01M + 0.92%) 10/15/36	958,791	958,871
Series 2020-BXLP A 0.95% (LIBOR01M + 0.80%) 12/15/36	389,643	389,431
•COMM Mortgage Trust Series 2014-277P A 3.73% 8/10/49	170,000	181,836
•Commercial Mortgage Trust Series 2006-GG7 AJ 5.65% 7/10/38	76,078	68,470
•GE Commercial Mortgage Series 2007-C1 AM 5.61% 12/10/49	35,737	14,652
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	381,929
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,409,376)		2,408,612
LOAN AGREEMENTS–0.67%
•Adient 4.49% (LIBOR03M + 4.25%) 5/6/24	128,375	126,743
•Allegiant Travel Company 3.25% (LIBOR03M + 3.00%) 2/5/24	66,623	61,293
•Alliant Holdings Intermediate 2.90% (LIBOR01M + 2.75%) 5/9/25	77,419	75,087
•Altra Industrial Motion 2.15% (LIBOR01M + 2.00%) 10/1/25	25,734	24,946
•AssuredPartners 3.65% (LIBOR01M + 3.50%) 2/12/27	79,649	77,231
•Asurion 3.15% (LIBOR01M + 3.00%) 11/3/23	59,002	58,068
•Athenahealth 4.75% (LIBOR03M + 4.50%) 2/11/26	59,697	58,652
•Avis Budget Car Rental 2.40% (LIBOR01M + 2.25%) 8/6/27	58,845	51,725
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Banijay Entertainment 3.91% (LIBOR01M + 3.75%) 3/1/25	67,932	$ 66,403
•Bass Pro Group 5.75% (LIBOR03M + 5.00%) 9/25/24	84,056	83,164
•Bausch Health Companies
2.90% (LIBOR01M + 2.75%) 11/27/25	80,000	78,000
3.15% (LIBOR01M + 3.00%) 6/2/25	45,166	44,215
•Berry Global 2.16% (LIBOR01M + 2.00%) 7/1/26	69,472	67,310
•Blackboard 7.00% (LIBOR03M + 6.00%) 6/30/24	50,000	48,484
•Buckeye Partners 2.90% (LIBOR01M + 2.75%) 11/1/26	48,811	47,835
•BWAY Holding Company 3.52% (LIBOR03M + 3.25%) 4/3/24	69,691	65,293
•Caesars Resort Collection
2.90% (LIBOR01M + 2.75%) 12/23/24	49,505	46,258
4.65% (LIBOR01M + 4.50%) 7/21/25	31,332	30,279
•Cardtronics 5.00% (LIBOR01M + 4.00%) 6/29/27	34,463	34,291
•Ceridian HCM Holding 2.60% (LIBOR01W + 2.50%) 4/30/25	80,000	77,425
•Champ Acquisition Corporation 5.72% (LIBOR03M + 5.50%) 12/19/25	19,491	18,121
•Clear Channel Outdoor Holdings 3.76% (LIBOR03M + 3.75%) 8/21/26	90,000	81,697
•CommScope 3.40% (LIBOR01M + 3.25%) 4/6/26	75,422	73,362
•Coty 2.41% (LIBOR01M + 2.25%) 4/7/25	59,695	53,166
•CSC Holdings 2.40% (LIBOR01M + 2.25%) 7/17/25	80,341	77,586
•Cushman & Wakefield U.S. Borrower 2.90% (LIBOR01M + 2.75%) 8/21/25	29,850	28,720
•Cyanco Intermediate Corporation 3.65% (LIBOR01M + 3.50%) 3/16/25	38,952	38,335

LVIP Global Income Fund–8

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Diamond Sports Group 3.40% (LIBOR01M + 3.25%) 8/24/26	56,320	$ 43,461
•Dynasty Acquisition
3.72% (LIBOR03M + 3.50%) 4/6/26	34,501	30,336
3.72% (LIBOR03M + 3.50%) 4/6/26	18,549	16,310
•EFS Cogen Holdings 4.25% (LIBOR03M + 3.25%) 6/28/23	13,014	12,974
•Epicor Software Corporation 5.25% (LIBOR01M + 4.25%) 7/30/27	21,517	21,466
•eResearchTechnology 5.50% (LIBOR01M + 4.50%) 2/4/27	10,882	10,825
•Fieldwood Energy
3.68% 8/4/21	24,535	24,535
6.25% (LIBOR03M + 5.25%) 4/11/22	205,792	52,133
•First Eagle Holdings 2.72% (LIBOR03M + 2.50%) 2/1/27	49,874	48,610
•Global Tel*Link Corporation 4.40% (LIBOR01M + 4.25%) 11/29/25	25,406	21,972
•Go Daddy Operating Company 1.90% (LIBOR01M + 1.75%) 2/15/24	118,389	115,910
•Gray Television 2.41% (LIBOR01M + 2.25%) 2/7/24	168,607	164,783
•Grifols Worldwide Operations 2.10% (LIBOR01W + 2.00%) 11/15/27	29,775	29,124
•Harbor Freight Tools 3.25% (LIBOR01M + 2.50%) 8/18/23	44,811	44,118
•Hyland Software 4.00% (LIBOR01M + 3.25%) 7/1/24	14,924	14,846
•Illuminate Buyer 4.15% (LIBOR01W + 4.00%) 6/16/27	16,294	16,141
•IQVIA 1.90% (LIBOR01M + 1.75%) 1/17/25	191,188	188,361
•JBS Lux 2.15% (LIBOR01M + 2.00%) 5/1/26	57,695	56,050
+•Jefferies Finance LLC 0.00% 9/30/27	16,029	15,869
•Jetblue Airways 6.25% (LIBOR03M + 5.25%) 6/17/24	10,157	10,070
•Kenan Advantage Group
4.00% (LIBOR01M + 3.00%) 7/31/22	56,256	53,976
4.00% (LIBOR01M + 3.00%) 7/31/22	13,378	12,835
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Kestrel Bidco 4.00% (LIBOR06M + 3.00%) 12/11/26	29,775	$ 25,734
•LegalZoom.com 4.65% (LIBOR01M + 4.50%) 11/21/24	35,035	34,568
•LogMeIn 4.91% (LIBOR03M + 4.75%) 8/31/27	73,949	71,338
•Milano Acquisition Corp 4.75% (LIBOR06M + 4.00%) 10/1/27	64,705	63,897
•Mitchell International 4.75% (LIBOR01M + 4.25%) 11/29/24	60,000	58,763
•Navicure 4.15% (LIBOR01M + 4.00%) 10/22/26	29,850	29,154
•Navistar 3.66% (LIBOR01M + 3.50%) 11/6/24	125,335	124,082
•Nexstar Broadcasting 2.39% (LIBOR01M + 2.25%) 1/17/24	130,947	127,509
•ON Semiconductor Corporation 2.15% (LIBOR01M + 2.00%) 9/19/26	62,232	61,182
•Onsite Rental Group Pty
5.50% (LIBOR01M + 4.50%) 10/26/22	88,583	70,866
6.10% 10/26/23	121,112	89,623
•Oxbow Carbon 3.90% (LIBOR01M + 3.75%) 1/4/23	34,954	34,604
•Panther BF Aggregator 3.65% (LIBOR01M + 3.50%) 4/30/26	99,000	96,308
•Pathway Vet Alliance
4.00% 3/31/27	5,111	5,025
4.15% (LIBOR01M + 4.00%) 3/31/27	62,572	61,524
•Perforce Software 3.90% (LIBOR01M + 3.75%) 7/1/26	21,567	21,136
•Phoenix Guarantor 3.40% (LIBOR01M + 3.25%) 3/5/26	36,805	35,784
•Pitney Bowes 5.65% (LIBOR01M + 5.50%) 1/7/25	43,875	42,581
•Playtika Holding 7.00% (LIBOR06M + 6.00%) 12/10/24	19,250	19,243
•Prime Security Services Borrower 4.25% (LIBOR01M + 3.25%) 9/23/26	123,750	122,490
•Quest Software Holdings 4.51% (LIBOR03M + 4.25%) 5/16/25	70,000	68,425
•Radiate Holdco 4.25% (LIBOR01M + 3.50%) 9/25/26	10,133	9,943

LVIP Global Income Fund–9

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Russell Investment US Institutional 3.75% (LIBOR06M + 2.75%) 6/1/23	115,125	$ 114,406
•Securus Technologies Holdings 5.50% (LIBOR06M + 4.50%) 11/1/24	29,619	24,390
•SkyMiles IP Ltd. 4.75% (LIBOR03M + 3.75%) 10/20/27	22,073	22,219
•Staples 5.25% (LIBOR03M + 5.00%) 4/16/26	69,239	64,240
•Surf Holdings 3.75% (LIBOR03M + 3.50%) 3/5/27	62,344	60,863
•Thor Industries 3.94% (LIBOR01M + 3.75%) 2/1/26	196,038	194,507
•Tibco Software 3.90% (LIBOR01M + 3.75%) 6/30/26	129,027	125,640
•Trico Group 8.50% (LIBOR02M + 7.50%) 2/2/24	59,617	58,648
•Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26	21,014	20,938
•Univision Communications 4.75% (LIBOR01M + 3.75%) 3/15/26	44,703	43,442
•Ventia Deco 5.00% (LIBOR03M + 4.00%) 5/21/26	44,507	43,950
•Verscend Holding 4.65% (LIBOR01M + 4.50%) 8/27/25	19,848	19,625
•Vertical US Newco 4.57% (LIBOR03M + 4.25%) 7/30/27	47,363	46,915
+•Virgin Media Bristol LLC 0.00% 1/31/29	6,084	5,975
•Wand NewCo 3.15% (LIBOR01M + 3.00%) 2/5/26	52,929	50,994
•WEX 2.40% (LIBOR01M + 2.25%) 5/15/26	91,509	88,225
•Whatabrands 2.91% (LIBOR01M + 2.75%) 7/31/26	50	49
•Zayo Group Holdings 3.15% (LIBOR01M + 3.00%) 3/9/27	99,749	96,668
Total Loan Agreements (Cost $5,228,475)		4,953,867
ΔSOVEREIGN BONDS–53.00%
Angola–0.02%
Angolan Government International Bond 8.25% 5/9/28	200,000	158,900
		158,900
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia–2.08%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	$ 3,333,361
3.25% 4/21/25	AUD	6,000,000	4,872,869
4.75% 4/21/27	AUD	5,500,000	5,020,268
5.75% 5/15/21	AUD	3,000,000	2,224,041
			15,450,539
Austria–0.93%
Republic of Austria Government Bond 6.25% 7/15/27	EUR	4,000,000	6,889,521
			6,889,521
Brazil–0.60%
≠Brazil Letras do Tesouro Nacional
0.03% 10/1/21	BRL	5,100,000	883,241
0.04% 10/1/20	BRL	8,480,000	1,509,998
0.05% 1/1/22	BRL	10,650,000	1,826,168
0.06% 4/1/21	BRL	170,000	29,941
0.06% 7/1/21	BRL	60,000	10,491
Brazil Notas do Tesouro Nacional 10.00% 1/1/21	BRL	962,000	178,784
			4,438,623
Byelorussian Ssr–0.03%
Republic of Belarus International Bond 7.63% 6/29/27		200,000	194,746
			194,746
Canada–1.42%
Canadian Government Bond
1.50% 6/1/26	CAD	8,250,000	6,601,053
5.00% 6/1/37	CAD	3,170,000	3,911,393
			10,512,446
Colombia–0.06%
Colombia Government International Bond
5.00% 6/15/45		200,000	233,000
9.85% 6/28/27	COP	557,000,000	186,811
			419,811
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	136,400
			136,400
Finland–0.76%
Finland Government Bond 0.50% 9/15/27	EUR	4,500,000	5,652,015
			5,652,015

LVIP Global Income Fund–10

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France–3.31%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,000,000	$ 4,197,703
1.25% 5/25/36	EUR	500,000	699,617
1.50% 5/25/31	EUR	14,130,000	19,663,532
			24,560,852
Gabon–0.02%
Gabon Government International Bond 6.63% 2/6/31		200,000	178,398
			178,398
Germany–3.24%
Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,692,904
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	3,650,000	4,635,919
2.50% 7/4/44	EUR	3,500,000	6,806,640
4.00% 1/4/37	EUR	2,250,000	4,562,837
4.25% 7/4/39	EUR	1,500,000	3,308,848
			24,007,148
Ghana–0.25%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	29,331
16.50% 3/22/21	GHS	150,000	25,929
17.60% 11/28/22	GHS	100,000	16,928
18.75% 1/24/22	GHS	1,280,000	223,464
19.00% 11/2/26	GHS	3,850,000	636,080
19.75% 3/25/24	GHS	1,280,000	219,709
19.75% 3/15/32	GHS	3,850,000	614,654
24.50% 6/21/21	GHS	50,000	9,079
24.75% 3/1/21	GHS	150,000	26,719
24.75% 7/19/21	GHS	150,000	27,394
			1,829,287
India–0.05%
India Government Bonds
8.13% 9/21/22	INR	12,000,000	173,890
8.83% 11/25/23	INR	11,060,000	166,226
			340,116
Indonesia–0.60%
Indonesia Treasury Bond
6.50% 6/15/25	IDR	62,671,000,000	4,344,431
8.25% 7/15/21	IDR	1,070,000,000	74,433
8.38% 3/15/24	IDR	475,000,000	34,709
			4,453,573
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		234,375	208,840
			208,840
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy–5.51%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	3,500,000	$ 4,112,192
0.95% 3/1/23	EUR	5,000,000	6,013,339
1.45% 5/15/25	EUR	7,500,000	9,285,806
2.00% 2/1/28	EUR	7,500,000	9,680,660
2.95% 9/1/38	EUR	6,750,000	9,869,214
4.75% 9/1/44	EUR	1,000,000	1,895,251
			40,856,462
Japan–14.04%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,400,000,000	23,026,938
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,850,000,000	17,317,887
1.50% 3/20/34	JPY	1,035,000,000	11,515,375
1.60% 6/20/30	JPY	150,000,000	1,639,895
1.90% 6/20/25	JPY	456,000,000	4,736,018
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,350,000,000	12,123,951
1.70% 9/20/44	JPY	1,200,000,000	14,487,384
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	550,000,000	5,224,074
Japan Treasury Discount Bill
^0.00% 10/5/20	JPY	150,900,000	1,430,826
^0.00% 10/12/20	JPY	63,000,000	597,375
^0.00% 11/9/20	JPY	79,600,000	754,858
^0.00% 11/10/20	JPY	201,100,000	1,907,068
^0.00% 11/25/20	JPY	317,000,000	3,006,378
^0.00% 1/12/21	JPY	76,800,000	728,542
^0.00% 2/10/21	JPY	322,950,000	3,063,951
^0.00% 2/25/21	JPY	143,600,000	1,362,473
^0.00% 3/10/21	JPY	20,100,000	190,719
^0.00% 3/25/21	JPY	28,300,000	268,541
≠0.01% 12/14/20	JPY	73,450,000	696,659
			104,078,912
Kazakhstan–0.04%
Kazakhstan Government International Bond 4.88% 10/14/44		200,000	260,950
			260,950
Kuwait–0.76%
Kuwait International Government Bond 3.50% 3/20/27		5,000,000	5,625,000
			5,625,000
Malaysia–0.71%
Malaysia Government Bonds
3.90% 11/30/26	MYR	6,000,000	1,565,467
3.90% 11/16/27	MYR	2,750,000	719,966
4.18% 7/15/24	MYR	6,000,000	1,546,628

LVIP Global Income Fund–11

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysia Government Bonds (continued)
4.25% 5/31/35	MYR	5,250,000	$ 1,393,261
			5,225,322
Mexico–4.40%
Mexican Bonos
6.50% 6/10/21	MXN	4,020,000	184,189
6.50% 6/9/22	MXN	79,738,000	3,724,713
6.75% 3/9/23	MXN	3,487,000	165,841
7.25% 12/9/21	MXN	86,230,000	4,029,487
7.50% 6/3/27	MXN	92,500,000	4,649,828
7.75% 11/23/34	MXN	122,900,000	6,230,068
8.00% 12/7/23	MXN	56,775,000	2,816,630
8.00% 11/7/47	MXN	200,000,000	9,994,980
8.50% 5/31/29	MXN	5,200,000	278,065
Mexican Udibonos 2.50% 12/10/20	MXN	4,905,635	222,984
Mexico Government International Bond 4.15% 3/28/27		300,000	333,300
			32,630,085
Netherlands–3.31%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,793,164
0.50% 1/15/40	EUR	3,500,000	4,617,391
2.75% 1/15/47	EUR	2,500,000	5,142,036
			24,552,591
New Zealand–2.86%
New Zealand Government Bonds
2.75% 4/15/37	NZD	9,500,000	8,056,575
4.50% 4/15/27	NZD	6,000,000	5,082,687
5.50% 4/15/23	NZD	5,000,000	3,768,948
6.00% 5/15/21	NZD	6,250,000	4,283,287
			21,191,497
Norway–0.61%
Norway Government Bond
1.50% 2/19/26	NOK	20,370,000	2,316,993
3.00% 3/14/24	NOK	3,173,000	372,580
3.75% 5/25/21	NOK	16,751,000	1,839,416
			4,528,989
Peru–0.03%
Peruvian Government International Bond 2.78% 1/23/31		200,000	216,302
			216,302
Republic of Korea–1.47%
Korea Treasury Bond
1.38% 12/10/29	KRW	6,518,700,000	5,538,064
1.75% 12/10/20	KRW	4,405,000,000	3,774,440
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bond (continued)
3.38% 9/10/23	KRW	1,004,000,000	$ 919,549
3.50% 3/10/24	KRW	702,000,000	651,462
			10,883,515
Russia–0.03%
Russian Foreign Bond - Eurobond 4.88% 9/16/23		200,000	219,622
			219,622
Singapore–3.04%
Singapore Government Bonds
2.38% 6/1/25	SGD	10,670,000	8,472,920
2.88% 9/1/30	SGD	16,100,000	14,018,164
			22,491,084
South Africa–0.02%
Republic of South Africa Government Bond 7.00% 2/28/31	ZAR	3,700,000	179,605
			179,605
Sweden–0.60%
Sweden Government Bond 5.00% 12/1/20	SEK	39,320,000	4,427,306
			4,427,306
Switzerland–0.69%
Swiss Confederation Government Bond 2.00% 4/28/21	CHF	4,650,000	5,131,877
			5,131,877
Tunisia–0.03%
Banque Centrale de Tunisie International Bond 5.63% 2/17/24	EUR	200,000	211,706
			211,706
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	187,540
			187,540
United Kingdom–1.38%
United Kingdom Gilt
4.25% 12/7/27	GBP	4,250,000	7,139,785
4.50% 9/7/34	GBP	1,550,000	3,089,840
			10,229,625

LVIP Global Income Fund–12

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay–0.02%
Uruguay Government International Bond 3.70% 6/26/37	UYU	6,432,381	$ 168,519
			168,519
Total Sovereign Bonds (Cost $365,548,766)			392,727,724
SUPRANATIONAL BANKS–3.58%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	13,313,837
Banque Ouest Africaine de Developpement 5.00% 7/27/27		200,000	215,328
European Investment Bank 2.15% 1/18/27	JPY	1,200,000,000	13,019,799
Total Supranational Banks (Cost $24,229,866)			26,548,964
U.S. TREASURY OBLIGATIONS–23.92%
U.S. Treasury Bonds
2.50% 2/15/46		10,830,000	13,370,396
3.13% 8/15/44		8,000,000	10,885,625
3.63% 8/15/43		8,000,000	11,663,750
4.50% 5/15/38		7,300,000	11,403,684
5.38% 2/15/31		4,032,200	5,940,250
U.S. Treasury Inflation Indexed Bonds
×0.13% 7/15/26		1,513,050	1,640,152
0.38% 7/15/23		333,954	350,228
0.63% 1/15/26		981,234	1,081,351
U.S. Treasury Notes
1.13% 9/30/21		154,000	155,492
1.50% 9/30/21		570,000	577,615
1.50% 2/28/23		1,600,000	1,652,250
1.50% 11/30/24		950,000	1,000,098
1.63% 8/15/22		19,309,000	19,848,294
1.63% 4/30/23		4,200,000	4,359,633
1.63% 2/15/26		7,500,000	8,020,312
1.75% 5/15/22		1,000,000	1,026,094
1.88% 1/31/22		5,000,000	5,115,625
2.00% 2/15/25		930,000	1,000,985
2.00% 8/15/25		19,500,000	21,126,270
2.13% 8/15/21		6,000,000	6,103,359
2.13% 12/31/21		375,000	384,228
2.13% 5/15/25		1,100,000	1,194,230
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50% 5/15/24	18,500,000	$ 20,038,535
2.75% 5/31/23	3,200,000	3,420,750
2.75% 2/28/25	15,900,000	17,652,727
2.75% 2/15/28	4,875,500	5,671,197
2.88% 10/31/23	2,100,000	2,274,398
2.88% 5/31/25	250,000	280,312
Total U.S. Treasury Obligations (Cost $156,473,518)		177,237,840

	Number of Shares
COMMON STOCK–0.01%
=†Appvion	5,591	83,496
=†Holdco Class A	1,232,692	0
†Party City Holdco	2,215	5,759
=†Remington Outdoor	17,991	0
Total Common Stock (Cost $268,226)		89,255
WARRANTS–0.00%
=†Battalion Oil exp 10/08/22 exercise price USD 48	61	92
=†Battalion Oil exp 10/08/22 exercise price USD 40	48	82
=†Battalion Oil exp 10/08/22 exercise price USD 61	78	101
Total Warrants (Cost $0)		275
EXCHANGE-TRADED FUND–0.02%
Invesco Senior Loan ETF	6,000	130,440
Total Exchange-Traded Fund (Cost $136,269)		130,440
MONEY MARKET FUND–5.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	39,225,124	39,225,124
Total Money Market Fund (Cost $39,225,124)		39,225,124

TOTAL INVESTMENTS–99.62% (Cost $686,112,345)	738,191,198
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	2,848,104
NET ASSETS APPLICABLE TO 62,108,893 SHARES OUTSTANDING –100.00%	$741,039,302

LVIP Global Income Fund–13

LVIP Global Income Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
‡ Security is in default
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+ Delayed settlement. Interest rate to be determined upon settlement date.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
× Fully or partially pledged as collateral for derivatives.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(608,807)	USD	712,883	3/31/21	$—	$(3,921)
BNP	AUD	(64,663)	USD	45,128	10/13/20	—	(1,188)
BNP	EUR	(2,832,000)	USD	3,359,277	11/17/20	35,604	—
BNP	JPY	4,839,100	USD	(45,128)	10/13/20	762	—
BNP	JPY	345,640,000	USD	(3,192,661)	10/26/20	85,599	—
BNP	JPY	359,039,544	USD	(3,359,277)	11/17/20	46,872	—
BOA	EUR	(185,314)	USD	203,680	11/23/20	—	(13,834)
BOA	EUR	(618,062)	USD	731,155	11/30/20	5,594	—
BOA	EUR	(107,387)	USD	122,323	1/11/21	—	(3,897)
CITI	AUD	(850,365)	USD	606,671	11/24/20	—	(2,486)
CITI	BRL	(2,911,848)	USD	529,774	12/2/20	12,213	—
CITI	EUR	(1,630,646)	USD	1,843,609	10/19/20	—	(69,013)
CITI	EUR	(146,969)	USD	172,871	11/5/20	429	—
CITI	EUR	(1,462,614)	USD	1,740,686	2/26/21	19,849	—
CITI	JPY	64,352,634	USD	(606,671)	11/24/20	3,879	—
CITI	KRW	(3,222,000,000)	USD	2,729,352	3/22/21	—	(35,122)
CITI	MXN	(2,153,000)	USD	104,480	10/8/20	7,203	—
CITI	MXN	(2,099,000)	USD	82,252	10/8/20	—	(12,584)
CITI	MXN	(1,617,000)	USD	78,356	10/9/20	5,306	—
CITI	MXN	(5,392,000)	USD	260,758	10/13/20	17,288	—
CITI	MXN	(7,938,000)	USD	385,269	10/15/20	26,925	—
CITI	MXN	(7,268,000)	USD	356,001	10/16/20	27,943	—
CITI	MXN	(37,549,000)	USD	1,480,791	10/27/20	—	(211,766)
CITI	MXN	(62,799,000)	USD	2,461,972	10/29/20	—	(368,053)
CITI	MXN	(7,197,000)	USD	319,585	3/11/21	183	—
DB	BRL	(10,050,000)	USD	1,832,203	11/3/20	44,232	—
DB	BRL	2,100,000	USD	(376,526)	11/3/20	—	(2,920)
LVIP Global Income Fund–14

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	BRL	(10,050,000)	USD	1,836,153	12/2/20	$49,836	$—
DB	EUR	(912,430)	USD	990,471	10/8/20	—	(79,486)
DB	EUR	(1,488,375)	USD	1,678,917	10/15/20	—	(66,681)
DB	EUR	(2,196,300)	USD	2,500,312	10/26/20	—	(76,165)
DB	EUR	(281,945)	USD	306,846	10/30/20	—	(23,931)
DB	EUR	(282,055)	USD	334,306	11/27/20	3,214	—
DB	EUR	(912,431)	USD	1,080,747	3/8/21	6,995	—
DB	EUR	(157,670)	USD	186,892	3/9/21	1,341	—
DB	KRW	(7,965,000,000)	USD	6,451,482	11/27/20	—	(379,816)
GSI	CHF	495,307	USD	(499,151)	11/12/20	39,255	—
GSI	CHF	(495,307)	USD	524,990	11/12/20	—	(13,416)
GSI	EUR	(1,152,139)	USD	1,289,151	10/5/20	—	(61,814)
GSI	EUR	858,000	USD	(998,635)	10/5/20	7,431	—
GSI	EUR	(357,852)	USD	389,772	10/29/20	—	(30,050)
GSI	EUR	(337,820)	USD	367,616	10/30/20	—	(28,715)
GSI	EUR	(452,005)	USD	499,151	11/12/20	—	(31,274)
GSI	EUR	469,516	USD	(524,990)	11/12/20	25,984	—
GSI	EUR	(568,000)	USD	671,591	11/27/20	4,841	—
HSBC	AUD	(297,499)	USD	207,582	10/13/20	—	(5,508)
HSBC	AUD	(2,265,000)	USD	1,649,788	12/14/20	27,148	—
HSBC	AUD	(297,501)	USD	216,058	3/11/21	2,882	—
HSBC	AUD	(1,150,000)	USD	835,514	3/17/21	11,463	—
HSBC	BRL	(574,272)	USD	110,422	11/4/20	8,258	—
HSBC	BRL	(2,830,414)	USD	514,462	12/2/20	11,375	—
HSBC	EUR	(1,879,250)	USD	2,111,788	10/13/20	—	(92,142)
HSBC	EUR	(461,000)	USD	521,518	10/16/20	—	(19,164)
HSBC	EUR	(520,000)	USD	565,796	10/30/20	—	(44,267)
HSBC	EUR	(510,196)	USD	560,350	11/24/20	—	(38,510)
HSBC	EUR	(510,213)	USD	603,612	11/24/20	4,732	—
HSBC	EUR	(510,180)	USD	603,792	2/24/21	3,566	—
HSBC	EUR	(510,196)	USD	601,594	2/25/21	1,336	—
HSBC	EUR	(510,210)	USD	598,064	3/25/21	—	(2,574)
HSBC	INR	(24,200,000)	USD	321,168	10/26/20	—	(6,973)
HSBC	JPY	22,259,023	USD	(207,582)	10/13/20	3,504	—
HSBC	JPY	124,290,991	USD	(1,163,962)	11/24/20	15,258	—
HSBC	JPY	175,190,955	USD	(1,649,788)	12/14/20	13,076	—
HSBC	JPY	198,300,000	USD	(1,869,961)	2/5/21	13,920	—
HSBC	JPY	64,047,224	USD	(603,792)	2/24/21	4,816	—
HSBC	JPY	63,627,605	USD	(601,594)	2/25/21	3,034	—
HSBC	JPY	22,916,204	USD	(216,058)	3/11/21	1,745	—
HSBC	JPY	88,309,650	USD	(835,514)	3/17/21	3,874	—
HSBC	JPY	62,757,822	USD	(598,064)	3/25/21	—	(1,486)
HSBC	JPY	300,000,000	USD	(2,852,297)	3/31/21	—	(266)
HSBC	KRW	(880,000,000)	USD	720,603	10/20/20	—	(34,107)
HSBC	KRW	(627,176,000)	USD	525,317	10/29/20	—	(12,561)
HSBC	MXN	(65,020,000)	USD	2,635,269	10/6/20	—	(303,175)
HSBC	MXN	(48,480,000)	USD	2,323,254	10/7/20	132,563	—
JPMC	AUD	(120,000)	USD	83,661	10/14/20	—	(2,292)
JPMC	AUD	(1,340,000)	USD	980,033	10/14/20	20,229	—
JPMC	AUD	(607,748)	USD	400,335	11/24/20	—	(35,024)
JPMC	AUD	(1,340,000)	USD	979,485	12/14/20	19,512	—
JPMC	AUD	(409,000)	USD	281,523	12/24/20	—	(11,494)
JPMC	AUD	(120,000)	USD	84,059	1/12/21	—	(1,916)
JPMC	AUD	(1,823,244)	USD	1,310,553	2/22/21	4,147	—
JPMC	CAD	(700,000)	USD	515,715	1/14/21	—	(10,271)
JPMC	EUR	(804,954)	USD	920,119	10/16/20	—	(23,969)
JPMC	EUR	(14,694)	USD	16,194	11/23/20	—	(1,054)
JPMC	EUR	(807,342)	USD	956,642	12/16/20	8,377	—
JPMC	EUR	(822,358)	USD	976,574	12/21/20	10,510	—
JPMC	JPY	113,040,720	USD	(1,063,695)	10/14/20	8,303	—
LVIP Global Income Fund–15

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	352,027,220	USD	(3,287,973)	10/28/20	$50,944	$—
JPMC	JPY	198,300,000	USD	(1,877,770)	11/12/20	3,366	—
JPMC	JPY	44,537,237	USD	(400,335)	11/24/20	22,216	—
JPMC	JPY	104,011,470	USD	(979,485)	12/14/20	7,764	—
JPMC	JPY	83,800,000	USD	(785,832)	1/13/21	10,045	—
JPMC	JPY	(83,800,000)	USD	794,178	1/13/21	—	(1,699)
JPMC	JPY	138,898,953	USD	(1,310,553)	2/22/21	9,298	—
JPMC	JPY	111,600,000	USD	(1,053,725)	3/8/21	6,916	—
JPMC	KRW	(115,600,000)	USD	97,600	3/10/21	—	(1,581)
JPMC	MXN	1,745,000	USD	(77,881)	12/8/20	412	—
JPMC	NOK	8,643,600	USD	(920,119)	10/16/20	6,574	—
JPMC	NOK	8,643,600	USD	(956,643)	12/16/20	—	(29,760)
JPMC	NOK	16,562,800	USD	(1,828,085)	12/21/20	—	(51,924)
JPMC	TRY	365,000	USD	(51,318)	10/13/20	—	(4,180)
SCB	EUR	(2,145,000)	USD	2,545,954	11/24/20	28,188	—
SSB	AUD	(23,490,000)	USD	16,750,202	10/30/20	—	(75,679)
SSB	AUD	1,950,000	USD	(1,429,923)	10/30/20	—	(33,139)
SSB	CAD	(7,138,000)	USD	5,337,569	10/30/20	—	(23,625)
SSB	EUR	(49,224,000)	USD	58,151,207	10/30/20	401,620	—
SSB	GBP	13,017,500	USD	(16,755,644)	10/30/20	44,210	—
SSB	JPY	(6,918,935,500)	USD	65,760,910	10/30/20	134,479	—
SSB	JPY	(428,373,000)	USD	4,045,441	10/30/20	—	(17,697)
SSB	MXN	106,784,000	USD	(4,781,552)	10/30/20	30,056	—
SSB	MXN	(225,273,500)	USD	10,362,405	10/30/20	211,749	—
SSB	NOK	95,621,500	USD	(10,521,339)	10/30/20	—	(269,387)
SSB	NZD	(31,521,000)	USD	21,048,242	10/30/20	195,846	—
SSB	NZD	(811,000)	USD	531,996	10/30/20	—	(4,512)
SSB	PLN	39,496,000	USD	(10,539,616)	10/30/20	—	(321,125)
SSB	SGD	(24,927,500)	USD	18,068,643	10/30/20	—	(193,128)
UBS	CHF	504,693	USD	(508,609)	11/9/20	39,953	—
UBS	CHF	(504,693)	USD	534,945	11/9/20	—	(13,617)
UBS	EUR	(460,419)	USD	508,609	11/9/20	—	(31,655)
UBS	EUR	478,419	USD	(534,945)	11/9/20	26,441	—
Total Foreign Currency Exchange Contracts						$2,042,483	$(3,235,593)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
15	Australia 10 yr Bonds	$1,605,039	$1,585,410	12/15/20	$19,629	$—
27	Australia 3 yr Bonds	2,268,558	2,262,364	12/15/20	6,194	—
22	Canadian Government Bond	2,508,220	2,509,903	12/18/20	—	(1,683)
(100)	U.S. Treasury 10 yr Notes	(13,953,125)	(13,897,122)	12/21/20	—	(56,003)
(8)	U.S. Treasury 10 yr Ultra Notes	(1,279,375)	(1,270,609)	12/21/20	—	(8,766)
150	U.S. Treasury 2 yr Notes	33,144,140	33,125,131	12/31/20	19,010	—
(2)	U.S. Treasury Ultra Bonds	(443,625)	(437,560)	12/21/20	—	(6,065)
Total Futures Contracts					$44,833	$(72,517)
LVIP Global Income Fund–16

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.EM.32-Quarterly[3]	1,100,000	1.00%	12/20/25	$(69,674)	$(70,288)	$614	$—
Protection Sold
CDX.NA.IG.31-Quarterly[4]	2,000,000	1.00%	12/20/21	11,353	13,317	—	(1,964)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Ally Financial Inc 7.50% 9/15/20 -Quarterly	400,000	5.00%	12/20/24	$(64,995)	$(63,218)	$—	$(1,777)
CITI Avon Products Inc 5.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	(5,193)	(7,194)	2,001	—
CITI Avon Products Inc 7.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	(5,193)	(7,186)	1,993	—
BCLY Italy Government International Bond 6.875% 9/27/23 -Quarterly	200,000	1.00%	6/20/23	(1,065)	1,183	—	(2,248)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/21	30,406	1,549	28,857	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/21	15,203	750	14,453	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/21	19,764	1,520	18,244	—
CITI Republic of Indonesia 3.70% 1/08/22 -Quarterly	160,000	1.00%	12/20/25	(1,223)	(842)	—	(380)
					(73,438)	65,548	(4,405)
Protection Sold
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	3/20/22	(33,411)	—	—	(33,411)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	4.10%	12/20/21	(26,767)	—	—	(26,767)
CITI Bespoke Phoenix 5-7% -Quarterly	100,000	2.90%	12/20/21	(8,310)	—	—	(8,310)
CITI Citibank 2.30% 6/20/21 -Quarterly	155,000	2.30%	6/20/21	(4,754)	—	—	(4,754)
JPMC Goldman Sachs Group 2.91% 6/5/23 -Quarterly	400,000	1.00%	12/20/24	6,791	5,827	964	—
BCLY Italy Government International Bond 6.875% 9/27/23 -Quarterly	200,000	1.00%	6/20/23	1,065	(5,188)	6,253	—
JPMC Morgan Stanley 3.75% 2/25/23 -Quarterly	400,000	1.00%	12/20/24	8,450	6,395	2,055	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/23	(65,382)	(9,100)	—	(56,282)
LVIP Global Income Fund–17

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
Protection Sold(continued)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/23	$(32,691)	$(4,449)	$—	$(28,242)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/23	(42,498)	(7,185)	—	(35,313)
					(13,700)	9,272	(193,079)
Total CDS Contracts					$(144,109)	$75,434	$(199,448)
Swap Contracts
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[2]	Notional Amount Received[2]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 500,000	555,000	0.66%	(1.55%)	8/30/21	$ (30,539)	$ —	$ —	$(30,539)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	0.59%	(1.48%)	9/17/21	(46,436)	4	—	(46,441)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.65%	(1.52%)	10/30/21	(15,210)	—	—	(15,210)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 700,000	773,500	0.57%	(1.50%)	11/22/21	(46,064)	(2)	—	(46,062)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.56%	(1.42%)	11/29/21	(15,508)	—	—	(15,508)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.71%	(1.57%)	12/12/21	(15,641)	—	—	(15,641)
Total Currency Swap							$ 2	$ —	$ (169,401)
LVIP Global Income Fund–18

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,000,000	1.89%	1/15/27	$(33,779)	$(33,779)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
MSC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.[5]	250,000	0.23%	12/20/20	$(4,510)	$—	$(4,510)
MSC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.[5]	150,000	0.23%	12/20/20	(2,588)	—	(2,588)
Total TRS Contracts					$—	$(7,098)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iBoxx USD Liquid Leveraged Loans Total Return Index comprises approximately 100 of the most liquid, tradable leveraged loans. In addition, we offer three sub-indexes based on realized gains, unrealized gains and interest and fees. Indices are rebalanced monthly, using a transparent roll mechanism.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.EM–Credit Default Swap Index Emerging Markets
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
LVIP Global Income Fund–19

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CLO–Collateralized Loan Obligation
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GO–Government Obligation
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
PLN–Polish Zloty
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
TBA–To be announced
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP Global Income Fund–20

LVIP Global Income Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, currency swaps and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–21

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$10,358,962	$—	$10,358,962
Agency Mortgage-Backed Securities	—	5,352,966	—	5,352,966
Corporate Bonds	—	49,346,484	—	49,346,484
Municipal Bonds	—	3,186,557	—	3,186,557
Non-Agency Asset-Backed Securities	—	23,365,941	—	23,365,941
Non-Agency Collateralized Mortgage Obligations	—	3,258,187	—	3,258,187
Non-Agency Commercial Mortgage-Backed Securities	—	2,408,612	—	2,408,612
Loan Agreements	—	4,953,867	—	4,953,867
Sovereign Bonds	—	392,727,724	—	392,727,724
Supranational Banks	—	26,548,964	—	26,548,964
U.S. Treasury Obligations	—	177,237,840	—	177,237,840
Common Stock	5,759	—	83,496	89,255
Warrants	—	—	275	275
Exchange-Traded Fund	130,440	—	—	130,440
Money Market Fund	39,225,124	—	—	39,225,124
Total Investments	$39,361,323	$698,746,104	$83,771	$738,191,198
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,042,483	$—	$2,042,483
Futures Contracts	$44,833	$—	$—	$44,833
Swap Contracts	$—	$75,434	$—	$75,434
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,235,593)	$—	$(3,235,593)
Futures Contracts	$(72,517)	$—	$—	$(72,517)
Swap Contracts	$—	$(409,726)	$—	$(409,726)
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Global Income Fund–22